Discontinued operations (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jan. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held-for-sale	0	1,584
Total liabilities held-for-sale	0	1,140
PBWM Germany
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		960
Loans		575
Other assets		18
Total assets held-for-sale		1,553	979
Deposits		1,118
Other liabilities		22
Total liabilities held-for-sale		1,140	742
CFIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees receivable		8
Goodwill		23		23
Total assets held-for-sale		31
Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held-for-sale	0	1,584
Total liabilities held-for-sale	0	1,140
Bank | PBWM Germany
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		960
Loans		575
Other assets		18
Total assets held-for-sale		1,553	979
Deposits		1,118
Other liabilities		22
Total liabilities held-for-sale		1,140	742
Bank | CFIG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees receivable		8
Goodwill		23		23
Total assets held-for-sale		31